Discontinued Operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
CURRENT ASSETS [Abstract]
Cash and cash equivalents	$ 3,409	$ 3,770
Total current assets of discontinued operations	12,744		$ 416,159
CURRENT LIABILITIES [Abstract]
Total current liabilities of discontinued operations	1,314,075		1,315,502
OTHER INCOME/(EXPENSES) [Abstract]
Net income/(loss) and comprehensive income/(loss) from discontinued operations, before taxes	(2,479)	100,766
Net income/(loss) and comprehensive income/(loss) from discontinued operations, net of taxes	(2,479)	100,766
All Aframax/LR2 Vessels [Member] | Discontinued Operations [Member]
CURRENT ASSETS [Abstract]
Cash and cash equivalents	3,409		3,520
Due from related party, current	5,597		411,496
Prepaid expenses and other assets	3,738		1,143
Total current assets of discontinued operations	12,744		416,159
NON-CURRENT ASSETS [Abstract]
Total non-current assets of discontinued operations	0		0
CURRENT LIABILITIES [Abstract]
Accounts payable	37		1,436
Accrued liabilities	1,314,038		1,314,066
Total current liabilities of discontinued operations	1,314,075		1,315,502
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities of discontinued operations	0		$ 0
REVENUES [Abstract]
Vessel revenues	0	0
INCOME/(EXPENSES) [Abstract]
Voyage expenses (including $0 and $0 to related party for the six months ended June 30, 2025 and 2026, respectively)	0	117,732
Vessel operating expenses	2,125	(12,241)
Total income	2,125	105,491
Operating income	2,125	105,491
OTHER INCOME/(EXPENSES) [Abstract]
Interest and finance costs	(4,604)	(4,747)
Foreign exchange gains	0	22
Total other expenses, net	(4,604)	(4,725)
Net income/(loss) and comprehensive income/(loss) from discontinued operations, before taxes	(2,479)	100,766
Net income/(loss) and comprehensive income/(loss) from discontinued operations, net of taxes	(2,479)	100,766
Voyage expenses, related party	$ 0	$ 0